Schedule of other current liabilities (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Other Liabilities Disclosure [Abstract]
Withholding tax payable	$ 315,066
Value-added tax payable	250,377	233,441
Derivative liabilities	192,838
Total other current liabilities	$ 758,281	$ 233,441